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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Basil P. Regan
Address: c/o Regan Partners, L.P.
         6 East 43rd Street
         New York, NY 10017

Form 13F File Number: 28-6934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Basil P. Regan
Title:
Phone:   (212) 661-3442

Signature, Place, and Date of Signing:

    /s/ Basil P. Regan      New York, NY       November 15, 1999
    __________________      _______________    _________________
    [Signature]             [City, State]      [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $252,361
                                            [thousands]

The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-
         [Repeat as necessary.]






















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
                                                   Form 13F INFORMATION TABLE
   COLUMN 1       COLUMN 2  COLUMN 3      COLUMN 4         COLUMN 5                COLUMN 6       COLUMN 7        COLUMN 8
   ---------      --------  --------      --------         --------                ---------      --------        --------
                                                                                                               VOTING AUTHORITY
                  TITLE      CUSIP        MARKET           SHRS OR     SH/  PUT/   INVESTMENT      OTHER       (a)  (b)    (c)
NAME OF ISSUER    OF CLASS   NUMBER       VALUE (X1000)    PRN AMT     PRN  CALL   DISCRETION      MANAGERS    SOLE SHARED NONE
--------------    --------   ------       -------------    -------     ---  ----   ----------      ------      ---- ------ ----

AmeriCredit Corp.  Common    03060R101   $31,695,881.25    2,121,900     SH        Sole                       2,121,900
GenRad             Common    372447102   $51,998,962.50    2,718,900     SH        Sole                       2,718,900
Hanover Direct     Common    410783104  $102,107,296.88   39,846,750     SH        Sole                      39,846,750
Per-Se
  Technologies     Common    713569200   $25,901,562.50    7,535,000     SH        Sole                       7,535,000
NewsEdge           Common    65249Q106   $40,657,450.00    4,395,400     SH        Sole                       4,395,400



































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